CONSOLIDATED BALANCE SHEETS		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents		$ 174,849,720	¥ 1,228,983,711	¥ 1,035,932,786
Short term investments		161,918,194	1,138,090,600	149,583,000
Accounts receivable, net		6,201,327	43,587,890	23,714,517
Prepaid services fees, net		6,934,785	48,743,215	53,078,298
Other receivables and prepaid expenses, net		243,853	1,713,996	2,259,168
Total current assets		350,147,879	2,461,119,412	1,264,567,769
NON-CURRENT ASSETS
Property and equipment, net		18,092	127,162	445,370
Long-term investments, net		13,788	96,911	97,062
Prepaid expenses and deposits				16,536
Deferred tax assets		63,039	443,086	440,346
Operating lease right-of-use assets, net		105,052	738,392	1,567,104
Total non-current assets		199,971	1,405,551	2,566,418
Total assets		350,347,850	2,462,524,963	1,267,134,187
CURRENT LIABILITIES
Accounts payable		3,878,882	27,263,888	18,595,244
Deferred revenues		1,013,133	7,121,109	3,409,718
Other payables and accrued liabilities		4,475,696	31,458,765	14,129,987
Banking borrowings		4,268,154	30,000,000	15,000,000
Operating lease liabilities-current		75,546	530,997	803,622
Taxes payable		1,830,704	12,867,650	5,892,194
Convertible notes payable			(0)	149,090,866
Total current liabilities		15,542,115	109,242,409	206,921,631
NON-CURRENT LIABILITIES
Operating lease liabilities-non-current		34,273	240,895	696,549
Total non-current liabilities		34,273	240,895	696,549
Total liabilities		15,576,388	109,483,304	207,618,180
SHAREHOLDERS’ EQUITY
Additional paid-in capital		331,944,174	2,333,169,210	1,117,054,002
Accumulated deficit		11,400,970	80,135,137	(33,570,391)
Statutory reserves		1,188,623	8,354,597	8,152,694
Accumulated other comprehensive loss		(14,207,228)	(99,859,762)	(49,708,261)
Total shareholders' equity		330,326,540	2,321,799,192	1,041,928,046
NONCONTROLLING INTERESTS		4,444,922	31,242,467	17,587,961
Total equity		334,771,462	2,353,041,659	1,059,516,007
Total liabilities and shareholders’ equity		350,347,850	2,462,524,963	1,267,134,187
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Common Stock, Value	[1]	1	8	1
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Common Stock, Value	[1]		¥ 2	¥ 1

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, 20 to 1, and 30 to 1) effective March 22, 2024, December 13, 2024 and July 16, 2025.